Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,123,683)	$ (436,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of warrant liability	39,697
Commitment fee	250,000
Share-based compensation	37,514
Changes in operating assets and liabilities:
Prepaid expenses	(150,660)	2,750
Accounts payable	(117,271)	166,307
Accrued expenses	247,940	2,386
Related party payable	(128,000)
Other Liabilities	15,064
Net cash used in operating activities	(929,399)	(265,429)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of patents		(10,000)
Acquisition of drug license	(123,497)	(10,000)
Net cash used in investing activities	(123,497)	(20,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory note	950,000
Proceeds from sales of stocks and warrants, net	175,000
Merger proceeds net of transaction cost	770,424
Repayment of advance to shareholder		250,000
Net cash provided by financing activities	1,895,424	250,000
NET CHANGE IN CASH	842,528	(35,429)
Cash - Beginning of period	2,808	75,872
Cash - End of period	845,336	40,443
SUPPLEMENTAL NON-CASH FINANCING AND INVESTING ACTIVITIES:
Note payable settled with issuance of common stock	1,308,270
Non-cash directors and officers insurance	154,500
Non-cash PIPE Funds used for merger transaction close	2,950,000
Commitment fee paid in stock	250,000
Assumed income tax payable from merger	568,111
Assumed warrant liability from merger	22,525
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest Paid	2,460	37,707
Taxes Paid